Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Fair Values for Assets and Liabilities Arising from Acquisitions

Fair values for the assets and liabilities arising from acquisitions completed in the year are as follows:

		2017	2016
All figures in £ millions	Notes	Total fair value	Total fair value
Intangible assets	11	—	10
Net assets acquired at fair value		—	10
Goodwill	11	—	3
Total		—	13
Satisfied by:
Cash		—	(7)

Other liabilities		—	(6)

Total consideration		—	(13)

Schedule of Cash Flow on Acquisitions

All figures in £ millions	2017	2016	2015
Cash flow on acquisitions
Cash – current year acquisitions	—	(7)	(1)
Deferred payments for prior year acquisitions and other items	(11)	(7)	(6)
Acquisition costs and other acquisition liabilities paid	—	(1)	(2)

Net cash outflow	(11)	(15)	(9)